Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 30,100	$ 18,273	$ 9,644
Less: Accumulated depreciation	(11,916)	(7,927)	(4,080)
Property and equipment, Net	18,184	10,346	5,564
Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	5 years
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	19,794	14,642	7,605
Computer Equipment And Software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	36 months
Computer Equipment And Software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	60 months
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	36 months
Property and equipment, Gross	2,596	1,578	870
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	4,917	2,053	1,169
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	5 months
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	65 months
Work in progress
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 2,793	$ 0	$ 0